Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (15.4%)
* Amazon.com Inc.	54,299	132,618
Home Depot Inc.	141,526	35,166
Walt Disney Co.	226,546	26,574
Comcast Corp. Class A	584,456	23,144
* Netflix Inc.	54,672	22,948
Walmart Inc.	180,546	22,399
McDonald's Corp.	97,807	18,223
Costco Wholesale Corp.	57,032	17,593
* Tesla Inc.	18,719	15,630
NIKE Inc. Class B	151,658	14,950
Lowe's Cos. Inc.	100,315	13,076
Starbucks Corp.	153,363	11,961
* Charter Communications I nc. Class A	19,483	10,599
* Booking Holdings Inc.	5,424	8,892
TJX Cos. Inc.	157,588	8,314
Target Corp.	63,642	7,785
Dollar General Corp.	33,097	6,338
Estee Lauder Cos. Inc. Class A	28,303	5,589
* Lululemon Athletica Inc.	15,333	4,601
Ross Stores Inc.	46,005	4,461
* Uber Technologies Inc.	122,783	4,460
eBay Inc.	97,866	4,457
General Motors Co.	161,167	4,171
* O'Reilly Automotive Inc.	9,632	4,019
Yum! Brands Inc.	39,348	3,531
* AutoZone Inc.	3,073	3,527
* Chipotle Mexican Grill Inc.	3,309	3,322
Marriott International Inc. Class A	35,398	3,133
* Spotify Technology SA	16,822	3,044
* Dollar Tree Inc.	30,404	2,976
Ford Motor Co.	508,976	2,906
Hilton Worldwide Holdings Inc.	35,602	2,824
Aptiv plc	33,462	2,521
DR Horton Inc.	43,620	2,412
Best Buy Co. Inc.	28,786	2,248
VF Corp.	39,949	2,241
Yum China Holdings Inc.	46,782	2,168
Lennar Corp. Class A	35,621	2,154
Las Vegas Sands Corp.	43,523	2,087
Domino's Pizza Inc.	5,293	2,042
Tiffany & Co.	15,592	1,998
Tractor Supply Co.	15,493	1,890
* CarMax Inc.	21,376	1,882
* Burlington Stores Inc.	8,511	1,785
* Liberty Broadband Corp. Class C	13,024	1,779

*	Ulta Beauty Inc.	7,147	1,744
	Garmin Ltd.	18,709	1,687
*	Trade Desk Inc. Class A	5,101	1,589
	Omnicom Group Inc.	28,032	1,536
	Genuine Parts Co.	18,212	1,519
	ViacomCBS Inc. Class B	71,967	1,493
*	Wayfair Inc.	8,213	1,409
	Expedia Group Inc.	17,469	1,388
	Pool Corp.	5,016	1,349
	Fox Corp. Class A	45,644	1,331
*	NVR Inc.	411	1,324
	Darden Restaurants Inc.	16,862	1,296
*	Etsy Inc.	15,327	1,241
*	Roku Inc.	11,104	1,216
	Hasbro Inc.	16,425	1,207
	Advance Auto Parts Inc.	8,628	1,202
	Royal Caribbean Cruises Ltd.	22,351	1,159
	PulteGroup Inc.	32,889	1,117
	Fortune Brands Home & Security Inc.	18,148	1,106
*	LKQ Corp.	39,968	1,098
	MGM Resorts International	63,384	1,089
*	DISH Network Corp. Class A	33,834	1,071
	Cable One Inc.	567	1,070
	Wynn Resorts Ltd.	12,747	1,062
	Vail Resorts Inc.	5,235	1,038
	Sirius XM Holdings Inc.	178,385	1,038
*	Altice USA Inc. Class A	39,324	1,011
	Whirlpool Corp.	8,074	984
*	Liberty Media Corp -Liberty Formula One Class C	26,474	917
^	Carnival Corp.	58,072	914
	Service Corp. International	23,169	914
	Gentex Corp.	33,016	873
	BorgWarner Inc.	26,758	860
	Interpublic Group of Cos. Inc.	50,257	860
*	Caesars Entertainment Corp.	75,133	856
	Aramark	32,587	844
	Lear Corp.	7,952	843
	Williams-Sonoma Inc.	9,957	829
	New York Times Co. Class A	21,095	828
*	Live Nation Entertainment Inc.	16,801	826
*	Bright Horizons Family Solutions Inc.	7,364	824
*	Lyft Inc. Class A	25,305	791
	Rollins Inc.	18,341	767
*	Discovery Communications Inc. Class C	38,152	747
*	Five Below Inc.	7,109	744
*	Liberty Media Corp -Liberty SiriusXM Class C	20,057	732
*	Mohawk Industries Inc.	7,640	712
*	IAA Inc.	17,295	709
*	Planet Fitness Inc. Class A	10,687	691
	Dunkin' Brands Group Inc.	10,775	688
	Polaris Inc.	7,480	653
	Newell Brands Inc.	49,475	651
	Nielsen Holdings plc	46,325	643
	News Corp. Class A	52,150	639
*	Ollie's Bargain Outlet Holdings Inc.	6,695	612
*	Grand Canyon Education Inc.	6,201	605
*,^	Carvana Co.	6,425	597
	Thor Industries Inc.	6,768	583

* ServiceMaster Global Holdings Inc.	17,510	576
Fox Corp. Class B	18,994	547
Wyndham Hotels & Resorts Inc.	11,680	536
* Skechers USA Inc. Class A	17,087	535
* Discovery Inc.	24,224	527
Wendy's Co.	24,112	513
Leggett & Platt Inc.	16,720	511
* Liberty Broadband Corp. Class A	3,797	511
Toll Brothers Inc.	15,627	505
* Norwegian Cruise Line Holdings Ltd.	32,112	503
* frontdoor Inc.	10,894	497
Nexstar Media Group Inc. Class A	5,893	491
Tapestry Inc.	35,984	489
L Brands Inc.	30,029	486
Ralph Lauren Corp. Class A	6,341	479
Carter's Inc.	5,571	479
* Floor & Decor Holdings Inc. Class A	8,869	461
Hanesbrands Inc.	45,613	450
H&R Block Inc.	25,408	432
PVH Corp.	9,419	428
Harley-Davidson Inc.	19,785	422
* Madison Square Garden Sports C	2,444	417
* Mattel Inc.	45,054	415
* Qurate Retail Group Inc. QVC Group Class A	49,739	410
* Liberty Media Corp -Liberty SiriusXM Class A	11,034	403
Kohl's Corp.	20,332	391
* Tempur Sealy International Inc.	5,933	387
Foot Locker Inc.	13,650	378
Amerco	1,166	376
Wyndham Destinations Inc.	11,383	362
Choice Hotels International Inc.	4,240	343
Dick's Sporting Goods Inc.	7,976	288
Columbia Sportswear Co.	3,883	284
* Capri Holdings Ltd.	18,852	284
Extended Stay America Inc.	24,098	277
* AutoNation Inc.	6,770	267
World Wrestling Entertainment Inc. Class A	5,707	264
Hyatt Hotels Corp. Class A	4,741	261
Macy's Inc.	40,221	256
TripAdvisor Inc.	13,257	256
Gap Inc.	28,641	255
* 2U Inc.	6,962	254
Six Flags Entertainment Corp.	10,225	235
KAR Auction Services Inc.	16,288	234
Goodyear Tire & Rubber Co.	30,439	232
* Under Armour Inc. Class A	26,331	230
* Hilton Grand Vacations Inc.	10,540	227
Nordstrom Inc.	13,789	222
John Wiley & Sons Inc. Class A	5,480	220
Cinemark Holdings Inc.	13,764	207
Reynolds Consumer Products Inc.	5,960	199
Graham Holdings Co. Class B	544	195
* Madison Square Garden Entertainment Corp.	2,444	194
* Under Armour Inc. Class C	23,009	181
News Corp. Class B	13,763	169
* AMC Networks Inc. Class A	5,674	160
* Urban Outfitters Inc.	9,329	158
Penske Automotive Group Inc.	4,286	153

Sinclair Broadcast Group Inc. Class A	7,717	144
Coty Inc. Class A	37,439	136
International Game Technology plc	11,647	98
* Lions Gate Entertainment Corp. Class A	11,640	93
Lennar Corp. Class B	1,894	85
* Liberty Media Corp -Liberty Formula One Class A	2,446	83
* Lions Gate Entertainment Corp. Class B	9,187	69
* Liberty Media Corp -Liberty SiriusXM Rights Exp. 06/05/2020	2,922	32
ViacomCBS Inc. Class A	25	1
		559,727
Consumer Staples (5.9%)
Procter & Gamble Co.	316,153	36,648
PepsiCo Inc.	181,977	23,939
Coca-Cola Co.	497,681	23,232
Philip Morris International Inc.	201,795	14,804
CVS Health Corp.	168,429	11,044
Mondelez International Inc. Class A	184,674	9,625
Altria Group Inc.	243,101	9,493
Colgate-Palmolive Co.	108,972	7,882
Kimberly-Clark Corp.	44,350	6,273
General Mills Inc.	78,392	4,942
Walgreens Boots Alliance Inc.	98,043	4,210
* Monster Beverage Corp.	49,464	3,557
Constellation Brands Inc. Class A	20,564	3,551
Sysco Corp.	61,173	3,374
Clorox Co.	16,311	3,364
Kroger Co.	102,925	3,357
McKesson Corp.	20,912	3,318
Archer-Daniels-Midland Co.	71,909	2,827
McCormick & Co. Inc.	15,870	2,780
Corteva Inc.	97,623	2,666
Hershey Co.	18,690	2,536
Kraft Heinz Co.	81,242	2,475
Church & Dwight Co. Inc.	31,954	2,399
Tyson Foods Inc. Class A	37,161	2,283
Conagra Brands Inc.	62,432	2,172
Kellogg Co.	31,815	2,078
Hormel Foods Corp.	36,053	1,760
JM Smucker Co.	14,158	1,613
Brown-Forman Corp. Class B	23,952	1,579
Lamb Weston Holdings Inc.	19,062	1,145
Campbell Soup Co.	21,790	1,111
Keurig Dr Pepper Inc.	35,088	980
Molson Coors Beverage Co. Class B	22,684	861
* Beyond Meat Inc.	6,174	792
Casey's General Stores Inc.	4,740	757
* Post Holdings Inc.	8,498	740
Ingredion Inc.	8,698	733
Bunge Ltd.	17,919	699
Flowers Foods Inc.	25,119	593
* Herbalife Nutrition Ltd.	13,063	573
* US Foods Holding Corp.	27,971	535
* TreeHouse Foods Inc.	7,303	385
* Sprouts Farmers Market Inc.	14,957	376
Energizer Holdings Inc.	8,226	361
* Hain Celestial Group Inc.	11,038	347
* Grocery Outlet Holding Corp.	8,575	316

	Spectrum Brands Holdings Inc	5,864	277
	Nu Skin Enterprises Inc. Class A	7,366	274
	Brown-Forman Corp. Class A	3,852	229
*	Pilgrim's Pride Corp.	6,871	142
	Seaboard Corp.	30	88
			212,095
Energy (2.8%)
	Exxon Mobil Corp.	549,187	24,972
	Chevron Corp.	247,420	22,688
	ConocoPhillips	141,109	5,952
	Phillips 66	57,339	4,487
	Kinder Morgan Inc.	253,673	4,008
	EOG Resources Inc.	75,418	3,844
	Valero Energy Corp.	53,106	3,539
	Schlumberger Ltd.	179,783	3,321
	Williams Cos. Inc.	156,887	3,205
	Marathon Petroleum Corp.	83,325	2,928
	Pioneer Natural Resources Co.	21,434	1,963
	ONEOK Inc.	53,182	1,951
	Hess Corp.	34,978	1,660
	Occidental Petroleum Corp.	115,630	1,497
	Concho Resources Inc.	25,868	1,410
	Baker Hughes Co. Class A	84,717	1,399
	Halliburton Co.	113,308	1,331
*	Cheniere Energy Inc.	30,003	1,331
	Cabot Oil & Gas Corp.	52,321	1,038
	Diamondback Energy Inc.	20,791	885
	National Oilwell Varco Inc.	50,096	625
	HollyFrontier Corp.	19,268	606
	Marathon Oil Corp.	104,321	557
	Targa Resources Corp.	30,096	538
	Devon Energy Corp.	49,689	537
	Noble Energy Inc.	60,398	527
	Apache Corp.	48,725	526
*	First Solar Inc.	10,508	490
	Valvoline Inc.	24,802	455
	EQT Corp.	32,913	439
	Parsley Energy Inc. Class A	37,809	346
	Cimarex Energy Co.	13,076	344
*	WPX Energy Inc.	54,205	307
	Helmerich & Payne Inc.	13,637	275
	Murphy Oil Corp.	18,718	224
	Equitrans Midstream Corp.	26,466	214
	PBF Energy Inc. Class A	16,046	170
	Range Resources Corp.	26,667	160
	Antero Midstream Corp.	32,608	156
	Continental Resources Inc.	10,478	128
*	Transocean Ltd.	75,967	101
	Patterson-UTI Energy Inc.	26,307	97
*,^	Apergy Corp.	10,546	96
*	Antero Resources Corp.	29,908	90
	Kosmos Energy Ltd.	46,725	85
*	Centennial Resource Development Inc. Class A	23,307	24
*,^	Chesapeake Energy Corp.	839	11
			101,537
Financial Services (17.9%)
*	Berkshire Hathaway Inc. Class B	254,185	47,172

Visa Inc. Class A	222,514	43,444
JPMorgan Chase & Co.	404,923	39,403
Mastercard Inc. Class A	115,115	34,637
Bank of America Corp.	1,036,809	25,008
* PayPal Holdings Inc.	152,548	23,647
American Tower Corp.	57,011	14,719
Citigroup Inc.	274,620	13,157
Wells Fargo & Co.	482,936	12,783
Fidelity National Information Services Inc.	79,235	11,000
S&P Global Inc.	31,913	10,372
BlackRock Inc.	19,091	10,092
Crown Castle International Corp.	53,861	9,273
Prologis Inc.	95,115	8,703
CME Group Inc.	45,921	8,385
American Express Co.	86,038	8,180
Goldman Sachs Group Inc.	41,379	8,131
Equinix Inc.	11,310	7,890
* Fiserv Inc.	73,095	7,804
Chubb Ltd.	58,437	7,126
Marsh & McLennan Cos. Inc.	65,768	6,966
Global Payments Inc.	38,685	6,944
Intercontinental Exchange Inc.	71,219	6,926
Morgan Stanley	151,153	6,681
US Bancorp	181,034	6,438
PNC Financial Services Group Inc.	56,212	6,410
Truist Financial Corp.	173,856	6,394
Progressive Corp.	75,569	5,870
Aon plc Class A	29,787	5,867
Moody's Corp.	21,070	5,634
Charles Schwab Corp.	149,289	5,361
Digital Realty Trust Inc.	33,825	4,856
SBA Communications Corp. Class A	14,511	4,558
Allstate Corp.	41,277	4,037
Capital One Financial Corp.	59,024	4,016
Public Storage	19,147	3,882
Bank of New York Mellon Corp.	103,666	3,853
MetLife Inc.	100,984	3,636
* Square Inc.	44,451	3,604
T. Rowe Price Group Inc.	29,789	3,602
Travelers Cos. Inc.	33,059	3,537
MSCI Inc.	10,698	3,518
Aflac Inc.	94,446	3,444
Willis Towers Watson plc	16,713	3,391
American International Group Inc.	112,268	3,375
Prudential Financial Inc.	51,498	3,139
Equity Residential	47,462	2,874
State Street Corp.	46,447	2,831
AvalonBay Communities Inc.	18,094	2,823
* FleetCor Technologies Inc.	11,084	2,702
Welltower Inc.	52,965	2,684
MarketAxess Holdings Inc.	4,762	2,422
Alexandria Real Estate Equities Inc.	15,648	2,405
First Republic Bank	21,960	2,375
Realty Income Corp.	42,105	2,329
Simon Property Group Inc.	39,753	2,294
Ameriprise Financial Inc.	16,348	2,290
Arthur J Gallagher & Co.	24,157	2,278
TransUnion	24,160	2,085

Essex Property Trust Inc.	8,449	2,051
Northern Trust Corp.	25,121	1,985
Weyerhaeuser Co.	96,148	1,941
Discover Financial Services	40,320	1,916
* CBRE Group Inc. Class A	43,094	1,895
Invitation Homes Inc.	69,577	1,830
M&T Bank Corp.	16,969	1,793
Jack Henry & Associates Inc.	9,913	1,793
Hartford Financial Services Group Inc.	46,491	1,780
Broadridge Financial Solutions Inc.	14,674	1,777
Fifth Third Bancorp	91,469	1,774
Nasdaq Inc.	14,827	1,756
Boston Properties Inc.	19,944	1,715
Mid-America Apartment Communities Inc.	14,632	1,703
Ventas Inc.	47,896	1,674
Duke Realty Corp.	47,878	1,651
Healthpeak Properties Inc.	65,880	1,623
Sun Communities Inc.	11,782	1,616
Synchrony Financial	79,177	1,613
* Markel Corp.	1,767	1,586
Extra Space Storage Inc.	16,355	1,582
Cboe Global Markets Inc.	14,438	1,537
KeyCorp	126,366	1,497
FactSet Research Systems Inc.	4,824	1,483
* Fair Isaac Corp.	3,648	1,469
* SVB Financial Group	6,767	1,453
* Arch Capital Group Ltd.	49,909	1,408
Equity LifeStyle Properties Inc.	22,576	1,407
Regions Financial Corp.	124,231	1,405
UDR Inc.	37,766	1,397
Principal Financial Group Inc.	35,010	1,352
Citizens Financial Group Inc.	55,952	1,348
WP Carey Inc.	22,253	1,333
E*TRADE Financial Corp.	29,125	1,326
TD Ameritrade Holding Corp.	34,805	1,297
Brown & Brown Inc.	30,720	1,235
Medical Properties Trust Inc.	65,821	1,190
VICI Properties Inc.	59,742	1,172
Cincinnati Financial Corp.	19,839	1,170
Huntington Bancshares Inc.	130,449	1,160
Fidelity National Financial Inc.	36,159	1,154
Annaly Capital Management Inc.	183,683	1,132
Raymond James Financial Inc.	16,198	1,122
Camden Property Trust	12,163	1,114
Host Hotels & Resorts Inc.	91,598	1,094
Western Union Co.	54,602	1,093
WR Berkley Corp.	18,757	1,087
CyrusOne Inc.	14,579	1,084
Loews Corp.	32,285	1,073
Globe Life Inc.	13,898	1,070
Everest Re Group Ltd.	5,241	1,040
Equitable Holdings Inc.	53,975	1,031
Lincoln National Corp.	25,987	986
Iron Mountain Inc.	37,136	957
RenaissanceRe Holdings Ltd.	5,672	952
* Zillow Group Inc. Class C	16,344	948
Regency Centers Corp.	21,668	927
Alleghany Corp.	1,791	919

AGNC Investment Corp.	70,773	916
Omega Healthcare Investors Inc.	29,406	916
Gaming and Leisure Properties Inc.	26,208	905
SEI Investments Co.	16,562	898
Americold Realty Trust	24,894	889
Ally Financial Inc.	48,610	848
American Homes 4 Rent Class A	33,455	844
Commerce Bancshares Inc.	13,218	842
* WEX Inc.	5,580	826
Vornado Realty Trust	22,521	816
Assurant Inc.	7,884	809
Voya Financial Inc.	17,523	789
Prosperity Bancshares Inc.	11,914	779
Federal Realty Investment Trust	9,728	777
Kilroy Realty Corp.	13,531	773
VEREIT Inc.	137,228	752
Healthcare Trust of America Inc. Class A	28,026	742
Reinsurance Group of America Inc. Class A	8,146	739
LPL Financial Holdings Inc.	10,343	738
Lamar Advertising Co. Class A	10,998	729
First American Financial Corp.	14,229	718
CubeSmart	25,028	712
Signature Bank	6,916	712
Apartment Investment and Management Co.	19,236	709
National Retail Properties Inc.	22,272	699
Zions Bancorp NA	21,225	698
Jones Lang LaSalle Inc.	6,685	685
Franklin Resources Inc.	35,887	677
Comerica Inc.	18,350	667
East West Bancorp Inc.	18,933	662
People's United Financial Inc.	57,610	660
CoreSite Realty Corp.	5,169	645
Douglas Emmett Inc.	21,575	633
* Euronet Worldwide Inc.	6,509	617
Primerica Inc.	5,361	609
Kimco Realty Corp.	53,630	596
New York Community Bancorp Inc.	59,263	596
Cousins Properties Inc.	18,959	590
Life Storage Inc.	6,026	587
American Financial Group Inc.	9,610	579
Erie Indemnity Co. Class A	3,208	578
American Campus Communities Inc.	17,814	575
TCF Financial Corp.	19,749	571
Old Republic International Corp.	36,419	568
Cullen/Frost Bankers Inc.	7,382	561
Legg Mason Inc.	11,177	557
STORE Capital Corp.	27,922	540
Equity Commonwealth	15,674	528
Kemper Corp.	8,131	516
* Athene Holding Ltd. Class A	17,834	515
Highwoods Properties Inc.	13,305	509
Eaton Vance Corp.	13,833	499
Hanover Insurance Group Inc.	4,911	493
Popular Inc.	12,279	485
Jefferies Financial Group Inc.	32,761	480
JBG SMITH Properties	15,844	471
* Credit Acceptance Corp.	1,271	470
Hudson Pacific Properties Inc.	19,251	465

Western Alliance Bancorp	12,091	461
Starwood Property Trust Inc.	34,504	458
SL Green Realty Corp.	10,280	433
Janus Henderson Group plc	19,953	430
Affiliated Managers Group Inc.	6,442	429
Brixmor Property Group Inc.	38,140	426
* Zillow Group Inc. Class A	7,309	424
Rayonier Inc.	17,657	419
* Brighthouse Financial Inc.	13,783	410
SLM Corp.	53,911	409
Interactive Brokers Group Inc.	9,557	405
Unum Group	26,425	400
Axis Capital Holdings Ltd.	10,559	396
Invesco Ltd.	48,824	389
Morningstar Inc.	2,538	389
Pinnacle Financial Partners Inc.	9,746	388
New Residential Investment Corp.	53,258	382
MGIC Investment Corp.	44,920	369
First Horizon National Corp.	39,388	368
Bank OZK	16,081	362
Corporate Office Properties Trust	14,465	361
White Mountains Insurance Group Ltd.	389	356
Spirit Realty Capital Inc.	12,464	354
Lazard Ltd. Class A	13,088	352
Synovus Financial Corp.	18,062	347
First Citizens BancShares Inc. Class A	896	345
Webster Financial Corp.	11,817	334
Umpqua Holdings Corp.	28,571	325
Bank of Hawaii Corp.	5,055	325
EPR Properties	10,186	322
Sterling Bancorp	25,554	314
Park Hotels & Resorts Inc.	31,691	312
Assured Guaranty Ltd.	11,902	309
FNB Corp.	41,446	307
Wintrust Financial Corp.	7,232	306
Taubman Centers Inc.	7,369	305
First Hawaiian Inc.	17,396	300
Evercore Inc. Class A	5,183	286
Apple Hospitality REIT Inc.	27,880	285
Weingarten Realty Investors	15,832	283
Associated Banc-Corp	20,085	281
* Howard Hughes Corp.	5,297	268
Outfront Media Inc.	18,854	265
* LendingTree Inc.	992	258
Alliance Data Systems Corp.	5,295	245
PacWest Bancorp	13,574	235
Santander Consumer USA Holdings Inc.	13,548	224
CIT Group Inc.	12,287	223
Brandywine Realty Trust	22,512	217
BankUnited Inc.	11,673	216
BOK Financial Corp.	4,109	209
Chimera Investment Corp.	24,885	207
Paramount Group Inc.	26,059	201
Columbia Property Trust Inc.	15,119	193
OneMain Holdings Inc	8,223	192
Navient Corp.	24,775	184
* Texas Capital Bancshares Inc.	6,439	172
Virtu Financial Inc. Class A	6,670	159

	Two Harbors Investment Corp.	35,088	159
	Retail Properties of America Inc.	28,953	157
	Mercury General Corp.	3,674	148
	Service Properties Trust	20,710	140
	Colony Capital Inc.	64,505	130
	Macerich Co.	18,793	128
	Empire State Realty Trust Inc.	19,186	127
	SITE Centers Corp.	20,807	118
	CNA Financial Corp.	3,483	105
	MFA Financial Inc.	58,902	100
	BGC Partners Inc. Class A	38,625	99
	TFS Financial Corp.	6,245	96
*,^	Bill.com Holdings Inc.	1,354	94
	Brookfield Property REIT Inc. Class A	8,137	85
	American National Insurance Co.	919	69
			649,771
Health Care (14.5%)
	Johnson & Johnson	345,000	51,319
	UnitedHealth Group Inc.	122,711	37,408
	Pfizer Inc.	722,166	27,580
	Merck & Co. Inc.	330,693	26,694
	Abbott Laboratories	223,673	21,231
	AbbVie Inc.	228,795	21,202
	Bristol-Myers Squibb Co.	303,543	18,128
	Thermo Fisher Scientific Inc.	51,757	18,073
	Amgen Inc.	76,570	17,588
	Medtronic plc	174,245	17,177
	Eli Lilly and Co.	110,460	16,895
	Danaher Corp.	81,016	13,498
	Gilead Sciences Inc.	165,562	12,886
*	Vertex Pharmaceuticals Inc.	33,709	9,707
	Anthem Inc.	32,893	9,674
	Cigna Corp.	47,724	9,417
	Becton Dickinson and Co.	35,564	8,782
	Stryker Corp.	44,555	8,721
	Zoetis Inc.	62,199	8,670
*	Intuitive Surgical Inc.	14,879	8,630
*	Regeneron Pharmaceuticals Inc.	12,145	7,443
	Humana Inc.	17,185	7,057
*	Biogen Inc.	22,558	6,927
*	Illumina Inc.	19,066	6,922
*	Boston Scientific Corp.	180,031	6,839
*	Edwards Lifesciences Corp.	26,967	6,060
	Baxter International Inc.	62,541	5,629
*	Centene Corp.	75,096	4,975
*	DexCom Inc.	11,721	4,434
	HCA Healthcare Inc.	34,893	3,730
*	Veeva Systems Inc. Class A	16,955	3,711
	Agilent Technologies Inc.	40,186	3,542
*	IQVIA Holdings Inc.	22,852	3,417
*	IDEXX Laboratories Inc.	10,999	3,397
	Zimmer Biomet Holdings Inc.	26,556	3,355
*	Alexion Pharmaceuticals Inc.	27,502	3,297
	ResMed Inc.	18,392	2,958
	Cerner Corp.	40,434	2,948
*	Align Technology Inc.	10,072	2,474
*	BioMarin Pharmaceutical Inc.	23,101	2,461

* Seattle Genetics Inc.	15,075	2,370
* Incyte Corp.	23,197	2,364
* Laboratory Corp. of America Holdings	12,542	2,199
Teleflex Inc.	5,965	2,164
Cardinal Health Inc.	37,923	2,074
West Pharmaceutical Services Inc.	9,450	2,042
Quest Diagnostics Inc.	17,163	2,030
Cooper Cos. Inc.	6,342	2,010
* Alnylam Pharmaceuticals Inc.	13,876	1,877
AmerisourceBergen Corp. Class A	19,373	1,847
STERIS plc	10,921	1,812
* Hologic Inc.	33,761	1,789
* Moderna Inc.	28,876	1,776
* Exact Sciences Corp.	18,205	1,563
* Catalent Inc.	19,988	1,554
* Neurocrine Biosciences Inc.	11,896	1,484
* Masimo Corp.	6,108	1,467
* Molina Healthcare Inc.	7,887	1,466
* Insulet Corp.	7,727	1,457
* Varian Medical Systems Inc.	11,848	1,438
PerkinElmer Inc.	14,190	1,426
* Sarepta Therapeutics Inc.	9,191	1,400
* Bio-Rad Laboratories Inc. Class A	2,767	1,359
Dentsply Sirona Inc.	29,051	1,351
Bio-Techne Corp.	4,887	1,294
* ABIOMED Inc.	5,779	1,294
* Qiagen NV	28,821	1,262
* Horizon Therapeutics plc	24,212	1,228
* Henry Schein Inc.	19,069	1,158
* Mylan NV	67,005	1,144
* Charles River Laboratories International Inc.	6,275	1,127
* Elanco Animal Health Inc.	51,772	1,108
Universal Health Services Inc. Class B	10,203	1,076
Chemed Corp.	2,027	970
* Exelixis Inc.	38,763	958
* Ionis Pharmaceuticals Inc.	16,679	938
Encompass Health Corp.	12,755	934
* DaVita Inc.	11,349	919
Perrigo Co. plc	16,413	899
Hill-Rom Holdings Inc.	8,705	885
* Jazz Pharmaceuticals plc	7,211	860
* Avantor Inc.	44,643	847
* PRA Health Sciences Inc.	8,180	847
* Penumbra Inc.	4,073	702
* United Therapeutics Corp.	5,551	655
Bruker Corp.	13,300	576
* Bluebird Bio Inc.	8,329	530
* ICU Medical Inc.	2,457	490
* Integra LifeSciences Holdings Corp.	9,103	474
* Nektar Therapeutics Class A	21,843	474
* Guardant Health Inc.	4,675	423
* Agios Pharmaceuticals Inc.	7,767	402
* Envista Holdings Corp.	18,683	395
* Change Healthcare Inc.	29,751	371
* Alkermes plc	20,102	329
* Adaptive Biotechnologies Corp.	8,436	326
* Acadia Healthcare Co. Inc.	11,288	323
* Premier Inc. Class A	7,838	273

* PPD Inc.	9,076	247
* Sage Therapeutics Inc.	6,792	243
Cantel Medical Corp.	4,939	208
* MEDNAX Inc.	10,483	163
* Quorum Health Corp.	35	—
		524,527
Materials & Processing (2.9%)
Linde plc	69,679	14,099
^ Ecolab Inc.	32,756	6,963
Air Products and Chemicals Inc.	28,601	6,911
Sherwin-Williams Co.	10,744	6,380
Newmont Corp.	106,161	6,207
DuPont de Nemours Inc.	96,392	4,890
Dow Inc.	97,342	3,757
PPG Industries Inc.	30,528	3,104
Fastenal Co.	73,923	3,050
Ball Corp.	41,818	2,980
Trane Technologies plc	30,765	2,775
LyondellBasell Industries NV Class A	34,194	2,180
International Flavors & Fragrances Inc.	13,782	1,836
Vulcan Materials Co.	16,928	1,834
International Paper Co.	50,785	1,729
Freeport-McMoRan Inc.	186,825	1,695
Masco Corp.	35,662	1,664
Nucor Corp.	39,289	1,660
FMC Corp.	16,672	1,641
Martin Marietta Materials Inc.	8,135	1,563
Celanese Corp. Class A	15,295	1,375
RPM International Inc.	16,647	1,245
Packaging Corp. of America	12,209	1,238
Eastman Chemical Co.	17,830	1,214
Avery Dennison Corp.	10,674	1,181
Royal Gold Inc.	8,505	1,133
* Crown Holdings Inc.	16,960	1,110
Albemarle Corp.	13,702	1,049
Lennox International Inc.	4,571	977
Westrock Co.	33,190	931
AptarGroup Inc.	8,359	931
AO Smith Corp.	17,581	835
CF Industries Holdings Inc.	28,423	835
Reliance Steel & Aluminum Co.	8,488	823
* Berry Global Group Inc.	17,098	768
Watsco Inc.	4,227	752
Scotts Miracle -Gro Co.	5,149	734
Owens Corning	13,894	729
Steel Dynamics Inc.	26,574	706
Sonoco Products Co.	12,923	670
Howmet Aerospace Inc.	49,904	653
Sealed Air Corp.	20,261	650
* Axalta Coating Systems Ltd.	26,622	615
MDU Resources Group Inc.	25,916	564
Mosaic Co.	45,001	544
Graphic Packaging Holding Co.	37,107	537
Huntsman Corp.	27,994	508
Armstrong World Industries Inc.	6,384	481
Ashland Global Holdings Inc.	7,005	470
Acuity Brands Inc.	5,159	444

Southern Copper Corp.	10,838	393
WR Grace & Co.	7,449	389
NewMarket Corp.	877	383
Hexcel Corp.	10,533	381
Timken Co.	8,765	373
Eagle Materials Inc.	5,492	367
* Univar Solutions Inc.	21,618	334
Silgan Holdings Inc.	9,980	334
* Element Solutions Inc.	28,769	313
Chemours Co.	21,003	275
Cabot Corp.	7,228	258
Olin Corp.	20,073	242
Westlake Chemical Corp.	4,708	225
* Alcoa Corp.	24,200	223
* Arconic Corp.	12,820	186
United States Steel Corp.	21,656	174
O-I Glass Inc.	20,975	161
Domtar Corp.	7,196	147
GrafTech International Ltd.	7,135	49
Ardagh Group SA	2,065	25
		106,852
Producer Durables (8.6%)
Accenture plc Class A	82,759	16,686
Union Pacific Corp.	90,116	15,307
Honeywell International Inc.	93,399	13,622
Lockheed Martin Corp.	32,095	12,467
Raytheon Technologies Corp.	190,184	12,271
3M Co.	72,578	11,354
Boeing Co.	68,659	10,014
United Parcel Service Inc. Class B	90,754	9,049
Caterpillar Inc.	69,649	8,367
Automatic Data Processing Inc.	56,517	8,279
General Electric Co.	1,123,997	7,385
Illinois Tool Works Inc.	41,509	7,159
CSX Corp.	95,809	6,858
Northrop Grumman Corp.	20,306	6,807
Norfolk Southern Corp.	33,482	5,970
Waste Management Inc.	55,227	5,895
Deere & Co.	36,671	5,578
Roper Technologies Inc.	13,260	5,222
General Dynamics Corp.	33,142	4,866
Emerson Electric Co.	79,539	4,853
Eaton Corp. plc	53,631	4,553
FedEx Corp.	31,366	4,095
Verisk Analytics Inc. Class A	20,705	3,575
* CoStar Group Inc.	4,959	3,257
PACCAR Inc.	43,964	3,247
Cummins Inc.	19,011	3,224
Rockwell Automation Inc.	14,870	3,214
Johnson Controls International plc	99,285	3,119
Paychex Inc.	41,789	3,021
Parker-Hannifin Corp.	16,637	2,994
TransDigm Group Inc.	6,636	2,819
Otis Worldwide Corp.	52,109	2,744
Cintas Corp.	11,022	2,733
AMETEK Inc.	29,406	2,697
* Keysight Technologies Inc.	24,268	2,624

Stanley Black & Decker Inc.	19,571	2,455
* Mettler-Toledo International Inc.	3,067	2,438
Equifax Inc.	15,565	2,390
Republic Services Inc. Class A	27,636	2,362
Fortive Corp.	38,197	2,329
* Copart Inc.	25,973	2,322
Southwest Airlines Co.	68,401	2,196
Old Dominion Freight Line Inc.	12,560	2,149
* Carrier Global Corp.	104,016	2,129
Kansas City Southern	12,353	1,859
Delta Air Lines Inc.	73,687	1,858
Dover Corp.	18,689	1,818
* Zebra Technologies Corp.	6,894	1,802
* Teledyne Technologies Inc.	4,612	1,725
WW Grainger Inc.	5,568	1,724
Expeditors International of Washington Inc.	22,074	1,686
* Waters Corp.	8,327	1,664
Xylem Inc.	23,327	1,548
IDEX Corp.	9,706	1,547
Westinghouse Air Brake Technologies Corp.	23,388	1,428
Nordson Corp.	7,461	1,405
CH Robinson Worldwide Inc.	17,298	1,403
Booz Allen Hamilton Holding Corp. Class A	17,540	1,399
Jacobs Engineering Group Inc.	16,524	1,388
* United Rentals Inc.	9,670	1,343
JB Hunt Transport Services Inc.	10,988	1,315
* Trimble Inc.	32,698	1,279
* Ingersoll Rand Inc.	44,840	1,265
Allegion plc	11,934	1,190
Huntington Ingalls Industries Inc.	5,217	1,043
Graco Inc.	21,507	1,037
Toro Co.	13,961	992
* United Airlines Holdings Inc.	34,859	977
* XPO Logistics Inc.	11,930	940
Textron Inc.	30,019	930
Snap-on Inc.	7,072	917
Genpact Ltd.	24,361	876
Hubbell Inc. Class B	7,075	866
Carlisle Cos. Inc.	7,172	860
Pentair plc	21,794	853
HEICO Corp. Class A	10,081	846
FLIR Systems Inc.	17,565	812
Donaldson Co. Inc.	16,391	778
BWX Technologies Inc.	12,281	768
* Aecom	19,553	758
Robert Half International Inc.	14,788	750
* Sensata Technologies Holding plc	20,351	726
Quanta Services Inc.	18,406	680
* HD Supply Holdings Inc.	21,102	669
Knight-Swift Transportation Holdings Inc.	16,044	668
ITT Inc.	11,381	657
Oshkosh Corp.	8,833	634
Lincoln Electric Holdings Inc.	7,641	628
* Stericycle Inc.	11,441	627
Landstar System Inc.	5,134	597
Brunswick Corp.	10,579	582
* Paylocity Holding Corp.	4,470	581
HEICO Corp.	5,626	567

Curtiss-Wright Corp.	5,529	555
^ American Airlines Group Inc.	51,055	536
Allison Transmission Holdings Inc.	14,096	532
Alaska Air Group Inc.	15,456	528
ManpowerGroup Inc.	7,512	519
CoreLogic Inc.	10,426	517
Littelfuse Inc.	3,072	499
Woodward Inc.	7,119	488
* Middleby Corp.	7,119	485
Flowserve Corp.	17,056	445
AGCO Corp.	7,912	437
Regal Beloit Corp.	5,349	425
MSC Industrial Direct Co. Inc. Class A	5,749	399
* Clean Harbors Inc.	6,689	397
Air Lease Corp. Class A	13,063	393
* Kirby Corp.	7,560	388
* JetBlue Airways Corp.	38,023	383
Xerox Holdings Corp.	23,169	368
Crane Co.	6,550	365
nVent Electric plc	19,901	365
* Colfax Corp.	11,766	330
Valmont Industries Inc.	2,798	319
Spirit AeroSystems Holdings Inc. Class A	13,163	285
Macquarie Infrastructure Corp.	9,459	269
Trinity Industries Inc.	12,648	253
Ryder System Inc.	6,777	232
Fluor Corp.	17,599	204
* WESCO International Inc.	5,497	183
Copa Holdings SA Class A	4,155	182
Schneider National Inc. Class B	7,420	179
* Pluralsight Inc. Class A	7,968	166
* Resideo Technologies Inc.	15,983	113
ADT Inc.	15,834	112
* Gates Industrial Corp. plc	6,576	66
		311,877
Technology (26.7%)
Microsoft Corp.	982,202	179,989
Apple Inc.	535,313	170,197
* Facebook Inc. Class A	310,316	69,849
* Alphabet Inc. Class A	38,991	55,894
* Alphabet Inc. Class C	38,834	55,491
Intel Corp.	555,822	34,978
NVIDIA Corp.	75,751	26,893
Cisco Systems Inc.	556,011	26,588
* Adobe Inc.	62,450	24,143
* salesforce.com Inc.	108,958	19,045
Broadcom Inc.	50,122	14,599
Texas Instruments Inc.	121,674	14,448
International Business Machines Corp.	115,119	14,378
Oracle Corp.	260,479	14,006
QUALCOMM Inc.	148,192	11,986
* ServiceNow Inc.	24,196	9,386
Intuit Inc.	32,328	9,385
* Advanced Micro Devices Inc.	133,921	7,205
Activision Blizzard Inc.	98,405	7,083
* Micron Technology Inc.	143,621	6,881
Applied Materials Inc.	119,339	6,704

* Autodesk Inc.	28,604	6,018
L3Harris Technologies Inc.	28,697	5,724
Analog Devices Inc.	47,787	5,398
Lam Research Corp.	18,752	5,132
* Electronic Arts Inc.	36,942	4,539
* Workday Inc.	21,512	3,946
Cognizant Technology Solutions Corp. Class A	71,540	3,792
* Splunk Inc.	20,240	3,761
Amphenol Corp. Class A	37,915	3,661
KLA Corp.	20,295	3,571
IHS Markit Ltd.	50,446	3,504
* Synopsys Inc.	19,356	3,502
* Cadence Design Systems Inc.	36,149	3,300
* Twilio Inc.	15,924	3,147
* ANSYS Inc.	10,789	3,053
* Twitter Inc.	98,387	3,047
Motorola Solutions Inc.	22,123	2,994
Xilinx Inc.	32,239	2,964
* VeriSign Inc.	13,411	2,937
Microchip Technology Inc.	30,560	2,934
* Palo Alto Networks Inc.	12,260	2,884
* Atlassian Corp. plc Class A	15,497	2,872
* DocuSign Inc. Class A	20,459	2,859
HP Inc.	188,390	2,852
Marvell Technology Group Ltd.	85,779	2,798
* Okta Inc.	13,540	2,648
* RingCentral Inc. Class A	9,620	2,638
Skyworks Solutions Inc.	22,052	2,614
* IAC/interactivecorp	9,668	2,614
* Fortinet Inc.	18,618	2,592
Citrix Systems Inc.	15,079	2,234
Corning Inc.	97,844	2,230
* Akamai Technologies Inc.	20,447	2,163
CDW Corp.	18,420	2,043
Maxim Integrated Products Inc.	34,966	2,017
* Take-Two Interactive Software Inc.	14,489	1,973
* Paycom Software Inc.	6,408	1,905
* Coupa Software Inc.	8,285	1,885
* Tyler Technologies Inc.	4,994	1,874
Leidos Holdings Inc.	17,399	1,832
* Arista Networks Inc.	7,725	1,803
* GoDaddy Inc. Class A	22,537	1,741
Western Digital Corp.	38,749	1,719
NortonLifeLock Inc.	73,289	1,670
SS&C Technologies Holdings Inc.	28,715	1,662
Hewlett Packard Enterprise Co.	168,454	1,636
* Qorvo Inc.	14,946	1,565
* VMware Inc. Class A	10,005	1,563
* EPAM Systems Inc.	6,734	1,553
Teradyne Inc.	21,734	1,457
* Black Knight Inc.	18,486	1,423
* Gartner Inc.	11,235	1,367
NetApp Inc.	29,766	1,326
* MongoDB Inc.	5,519	1,281
* Zendesk Inc.	14,542	1,247
Cognex Corp.	21,359	1,212
Monolithic Power Systems Inc.	5,515	1,157
* F5 Networks Inc.	7,932	1,150

*	Guidewire Software Inc.	10,771	1,105
*	Ciena Corp.	19,922	1,101
	Amdocs Ltd.	17,349	1,080
*	HubSpot Inc.	5,325	1,065
	Juniper Networks Inc.	43,297	1,050
	Entegris Inc.	17,524	1,049
*	PTC Inc.	13,527	1,033
*	Zynga Inc.	111,678	1,022
*	Dell Technologies Inc.	19,740	980
*	Aspen Technology Inc.	8,877	938
*	ON Semiconductor Corp.	53,102	876
*	Zscaler Inc.	8,908	874
*	Alteryx Inc. Class A	5,917	852
*	Nuance Communications Inc.	37,212	851
*	Proofpoint Inc.	7,249	843
*	Ceridian HCM Holding Inc.	12,135	836
	Universal Display Corp.	5,550	814
*	CACI International Inc. Class A	3,201	803
	MKS Instruments Inc.	7,032	743
*	RealPage Inc.	10,865	737
*	Manhattan Associates Inc.	8,290	733
*	Cree Inc.	13,902	732
*	IPG Photonics Corp.	4,618	718
*	Arrow Electronics Inc.	10,346	715
*	Grubhub Inc.	11,874	674
	National Instruments Corp.	16,948	656
*	Avalara Inc.	6,101	653
*	Dynatrace Inc.	16,881	649
*	Smartsheet Inc. Class A	11,201	646
*,^	Match Group Inc.	7,003	624
	CDK Global Inc.	15,838	623
*	Dropbox Inc. Class A	27,139	613
*	Elastic NV	7,004	602
	Jabil Inc.	19,390	580
	SYNNEX Corp.	5,365	572
*	Nutanix Inc.	22,748	547
*	Pure Storage Inc. Class A	30,365	535
	LogMeIn Inc.	6,169	524
*	Anaplan Inc.	11,366	522
	Dolby Laboratories Inc. Class A	8,192	497
	DXC Technology Co.	32,947	468
	Pegasystems Inc.	4,820	458
*	Coherent Inc.	3,155	458
*	New Relic Inc.	6,345	420
	Avnet Inc.	12,975	353
*	FireEye Inc.	25,663	320
*	Teradata Corp.	14,749	316
*	ViaSat Inc.	7,219	303
*	NCR Corp.	16,029	289
*	CommScope Holding Co. Inc.	24,532	253
	Sabre Corp.	34,652	242
*	Medallia Inc.	8,314	235
	Ubiquiti Inc.	1,150	212
*	EchoStar Corp. Class A	6,268	195
*	Covetrus Inc.	12,409	190
*	PagerDuty Inc.	5,726	152
	Switch Inc.	7,522	144
*	Cerence Inc.	4,623	138

* SolarWinds Corp.	5,595	102
		966,426
Utilities (5.0%)
Verizon Communications Inc.	537,771	30,857
AT&T Inc.	947,666	29,245
NextEra Energy Inc.	63,404	16,204
Dominion Energy Inc.	106,651	9,066
Duke Energy Corp.	94,467	8,089
Southern Co.	135,172	7,714
American Electric Power Co. Inc.	64,232	5,476
Exelon Corp.	126,023	4,828
* T-Mobile US Inc.	48,057	4,808
Sempra Energy	36,644	4,628
Xcel Energy Inc.	67,970	4,420
WEC Energy Group Inc.	40,878	3,750
Eversource Energy	41,941	3,510
Public Service Enterprise Group Inc.	65,301	3,333
Consolidated Edison Inc.	43,098	3,235
American Water Works Co. Inc.	23,416	2,974
FirstEnergy Corp.	69,897	2,954
PPL Corp.	99,470	2,779
Edison International	45,567	2,648
Entergy Corp.	25,857	2,633
DTE Energy Co.	24,100	2,592
Ameren Corp.	31,921	2,385
CMS Energy Corp.	36,876	2,160
Evergy Inc.	29,350	1,811
Atmos Energy Corp.	15,710	1,615
Alliant Energy Corp.	30,939	1,527
CenturyLink Inc.	141,884	1,395
Essential Utilities Inc.	27,703	1,212
NRG Energy Inc.	32,394	1,168
CenterPoint Energy Inc.	65,389	1,163
NiSource Inc.	48,204	1,149
Vistra Energy Corp.	55,190	1,128
Pinnacle West Capital Corp.	14,387	1,121
AES Corp.	86,334	1,078
* GCI Liberty Inc. Class A	12,776	884
UGI Corp.	27,127	864
* PG&E Corp.	69,046	819
OGE Energy Corp.	26,027	815
IDACORP Inc.	6,556	611
Hawaiian Electric Industries Inc.	14,107	557
National Fuel Gas Co.	10,347	434
Avangrid Inc.	7,342	327
Telephone and Data Systems Inc.	13,317	273
* United States Cellular Corp.	2,204	69
		180,308
Total Common Stocks (Cost $2,701,603)		3,613,120

	Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund	0.307%		82,218	8,222

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Cash Management Bill	0.116%	9/29/20	870	869
Total Temporary Cash Investments (Cost $9,091)				9,091
Total Investments (99.9%) (Cost $2,710,694)				3,622,211
Other Assets and Liabilities -Net (0.1%)2,3				2,969
Net Assets (100%)				3,625,180
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,440,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $3,629,000 was received for securities on loan.
3 Securities with a value of $869,000 and cash of $78,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	June 2020	78	11,864	554

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with t he use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodolo gies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,613,120	—	—	3,613,120
Temporary Cash Investments	8,222	869	—	9,091
Total	3,621,342	869	—	3,622,211
Derivative Financial Instruments
Assets
Futures Contracts[1]	15	—	—	15
1 Represents variation margin on the last day of the reporting period.